RELATED PARTIES - TRANSACTIONS AND BALANCES (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management compensation:
Labor cost and related expenses	$ 1,180	$ 1,048	$ 830
Share-based compensation	868	4,694	1,351
Directors fee and services	429	577	73
Others	30	109	25
Key management compensation	$ 2,507	$ 6,428	$ 2,279